Items (Details) (USD $)	6 Months Ended
	Jun. 30, 2012
Deferred tax assets, gross noncurent	$ 15.2
U.S. income tax	51.8	[1]
Deferred Tax Assets Gross Noncurrent	21.5	[2]
State deferred tax assets	3.8	[3]
Federal deferred tax assets	$ 17.7	[4]

[1]	Realized tax loss for U.S. income tax purposes on the sale of TCNMI
[2]	Total amount of deferred tax assets generated with the sale of TCNMI
[3]	Amount of state deferred tax asset related to the sale of TCNMI
[4]	Amount of Federal deferred tax asset related to the sale of TCNMI